Note 3 - Basis of Consolidation	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
3.	Basis of consolidation

The consolidated financial statements reflect the assets, liabilities and results of operations of Sono N.V. and its wholly-owned subsidiary Sono Motors, over which Sono N.V. had control. Control over an entity exists when Sono N.V. is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Sono Motors was fully consolidated until Sono N.V. On May 19, 2023, Sono N.V. lost control of Sono Motors due to the opening of the self-administration proceedings and the appointment of a custodian (Sachwalter). After this event, Sono N.V. no longer had the power to direct the activities of Sono Motors. The results of Sono Motors are consolidated up until the loss of control in the consolidated financial statements. In accordance with IFRS 10 Consolidated Financial Statements, Sono Group derecognized the assets and liabilities of Sono Motors from the consolidated statement of financial position, which led to significant movements in the assets and liabilities. The interest in Sono Motors is accounted for as a financial instrument in Sono N.V. with a fair value of zero. The asset and liability balances that Sono N.V. had with Sono Motors were previously intercompany and therefore eliminated on consolidation. These balances were reinstated. Due to a hard comfort letter between Sono N.V. and Sono Motors, Sono N.V. then recognized a parental guarantee provision (see accounting policies and note 7.14 Provisions). Control was obtained again once Sono Motors exited the self-administration proceedings on February 29, 2024, and therefore Sono Motors will be consolidated once again on this date within the Group. For further detail on the consolidation see note 9.7.2 Regaining control of the Subsidiary.

The fiscal year of both Group entities corresponds to the calendar year ending December 31.

The assets and liabilities of both companies included in the consolidated financial statements are recognized in accordance with the uniform accounting policies used within the Sono Group, which complies with IFRS as issued by the IASB.

For periods of consolidation, 2021 and 2022, the consolidation process involved adjusting the items in the separate financial statements of the parent and its subsidiary and presenting them as if they were those of a single economic entity. Therefore, all intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Sono Group were eliminated upon consolidation.

Deferred taxes, if any, are recognized for consolidation adjustments, and deferred tax assets and liabilities are offset where taxes are levied by the same tax authority and have the same maturity.